Basis of Presentation - Disclosure of Exchange Rates used for the Change in Cash Flow Statement (Details) kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 USD ($) [1]	Dec. 31, 2023 DKK (kr)
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Operating activities	$ 1,186	$ 1,126		kr 7,771	$ 1,071	kr 7,380
Investing activities	(5,643)	(1,447)	[1]	(9,907)	(185)	(1,282)
Financing activities	$ 4,789	$ (566)		(3,919)	$ (89)	(606)
Presentation currency change
Disclosure Of Detailed Information About Changes in Presentation Currency [Line Items]
Operating activities				(6,645)		(6,309)
Investing activities				8,460		1,097
Financing activities				kr 3,353		kr 517

[1]	Genmab changed its presentation currency from DKK to USD effective January 1, 2025. Accordingly, Management has translated the consolidated financial statements and related notes into USD for all periods presented. Additionally, certain reclassifications have been made between financial income and financial expenses for all periods presented.
Refer to Note 1.1 and Note 1.4, respectively, for more information.